                                   [GRAPHIC]
Annual Report December 31, 2001

Oppenheimer
Convertible Securities Fund


                                                      [LOGO] OppenheimerFunds(R)

REPORT HIGHLIGHTS


Fund Objective

Oppenheimer Convertible Securities Fund seeks a high level of total return on its assets through a combination of current income and capital appreciation.

        CONTENTS

 1      Letter to
        Shareholders

 3      An Interview
        with Your Fund's
        Manager

 7      Fund Performance

12      Financial
        Statements

38      Independent
        Auditors' Report

39      Federal
        Income Tax
        Information

40      Officers and Trustees

Average Annual Total Returns*

             For the 1-Year Period
             Ended 12/31/01

             Without       With
             Sales Chg.    Sales Chg.
----------------------------------
Class A      -3.30%        -8.86%
----------------------------------
Class B      -3.97         -8.58
----------------------------------
Class C      -3.98         -4.90
----------------------------------
Class M      -3.72         -6.85
----------------------------------
Class N      -3.02         -3.95

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 11 for further details.

LETTER TO SHAREHOLDERS


[PHOTO]

John V. Murphy

Chairman, President and
Chief Executive Officer
OppenheimerFunds, Inc.

Dear Shareholder,

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on this unimaginable past year.
   For the first time in a decade, the U.S. economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and follows one of the longest growth periods in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimuli the government and the Federal Reserve Bank have provided, the markets have refocused on the importance of company fundamentals across all industries.
   A word of caution remains. As Alan Greenspan and the Federal Reserve observed--while the U.S. economy shows tentative signs of rebounding from its current recession, it still faces risks in the near term.
   The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today." While the volatility of the economy may be beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. Diversifying your portfolio across many sectors of the market helps manage risk and provides the potential for rewards. You should also maintain an appropriate level of awareness about your funds.
   Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, www.oppenheimerfunds.com, for timely fund information.

                  1 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

LETTER TO SHAREHOLDERS


   I look forward to 2002. It will be a year full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned management expertise and experience that should help pave the way for a brighter future. Our vision is clear and focused--we are well positioned for the future and hold a commitment to you, our shareholders, that we shall always keep your long-term interests in mind.
   In the face of adversity, we stood strong and proud. And despite the challenges, we have come together as never before with a greater sense of strength and resolve.
   I thank you for your continued support and confidence. The letters many of you sent to me concerning September 11 were a source of inspiration for all of us at OppenheimerFunds. We hope you can see the strength and spirit that has led, and continues to lead, OppenheimerFunds towards a bright future. We look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, The Right Way to Invest.
   Best wishes for 2002!


Sincerely,

/s/ John V. Murphy

John V. Murphy
January 23, 2002



These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.

                  2 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

Portfolio Manager
Edward Everett

How did the Fund perform over the fiscal year that ended December 31, 2001?
We are pleased to report that Oppenheimer Convertible Securities Fund significantly outperformed its peer group average of convertible securities funds during the period,/1/ and showed strong performance relative to the broad equity markets, keeping in line with the Fund's objective. While we ended the year on an absolute basis with negative performance, we successfully avoided much of the volatility and disappointment experienced by the convertible securities market at large over the period.

What factors contributed to performance?
Our unwavering focus on valuations and company fundamentals positively impacted performance and, we believe was a primary reason for our favorable relative performance this period. Our investment process selectively invests in companies that we believe have healthy balance sheets, favorable revenue-to-debt ratios and quality long-term total returns. This enabled us to weather much of the volatility convertible securities experienced, and generate attractive relative returns during the past fiscal year.
   Additionally, what we chose not to invest in was, once again, just as vital as what we did select. By focusing on the quality of earnings, as well as detecting warning signs in a company's fundamentals, we managed to avoid certain company disappointments in the convertible securities market and, as a result, not detract from Fund performance.
   In terms of areas of emphasis for the Fund, the fact that this year brought mixed performance within single sectors, we believe, further highlighted the importance of our strict investment discipline. For example, the technology sector continued to perform poorly; yet, many of our semiconductor holdings


1. The average of the total returns of the [76] funds in the Lipper Convertible Securities Fund category for the 1-year period ended 12/31/01 was -7.86%.

                  3 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

Our unwavering focus on valuations and company fundamentals positively impacted performance and, we believe, was a primary reason for our favorable relative performance this period.

added to performance. Likewise, the portfolio's brokerage and larger diversified financial company securities contributed to performance, although overall the financial services sector's performance was choppy.
   Many of the portfolio's thrift company securities boosted performance early in the year, but faltered in the second half. As investors increasingly perceive the current interest rate cycle as nearing its end, the thrift industry in turn began to reflect that belief and as a result, suffered somewhat.
   Not surprisingly, our retail holdings continued to fare well as consumer spending held up throughout the reporting period. Our exposure to media companies, which consisted of mainly broadcasting and well-diversified media companies, also boosted performance. We believe that many of these companies exemplify the themes we've been pursuing this year, which include identifying companies that are experiencing weakness due to cyclical issues, but that still possess strong fundamentals and a solid positioning in their markets.

What significant shifts, if any, did you make in the portfolio's holdings?

We added to our media holdings in the second half of the year, since we anticipate many of these firms will rebound along with the economy in 2002. We did not add significantly to our retail holdings, since most of what is available right now we consider expensive.
   We continued to sell many of our telecom names, with the exception of wireless, in order to minimize the portfolio's losses. We did this when it became apparent that many of these companies' business models would not, in our opinion, support a rebound even when the economy as a whole improves.

                  4 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Average Annual
Total Returns

For the Periods Ended 12/31/01/2/

Class A            Since
1-Year    5-Year   Inception
------------------------------
-8.86%    5.76%    8.13%

Class B            Since
1-Year    5-Year   Inception
------------------------------
-8.58%    5.93%    8.36%

Class C            Since
1-Year    5-Year   Inception
------------------------------
-4.90%    6.22%    6.69%

Class M
1-Year    5-Year   10-Year
------------------------------
-6.85%    5.80%    11.14%

Class N            Since
1-Year    5-Year   Inception
------------------------------
N/A       N/A      -3.95%

What is your outlook for the months ahead?

Our outlook for convertible securities is as strong as it's been over the last few years. First, we believe the equity markets will enjoy a rebound in 2002, resulting in positive returns for convertibles. Second, we're encouraged by the recent significant increase in new issuance in the convertible market, which has offered us a greater diversity of names and industries from which to choose and, in turn, more opportunity to diversify our holdings--always a plus in attempting to help manage risk.
   We're also pleased to see the heightened quality of companies now raising money in the convertible market. This may be a result of the downturn in the equity markets, as many established, profitable and higher quality companies turned to the convertible market as a different resource to raise capital. Many of these solid names are seeking capital at a time when their stocks are well off of their 52-week highs, making their securities much more attractive from a valuation standpoint.
   We continue to position the Fund to take advantage of an anticipated stronger equity environment by attempting to increase the equity sensitivity of the Fund. This will potentially enable us to have greater participation in any future upside in the equity markets. It does, however, increase the potential risks to the Fund in the event of a decrease in the equity markets.
   Our strict attention to rigorous, bottom-up research will continue to dictate our investment discipline, and we fully intend to maintain our diligent focus on quality, not only from a credit rating standpoint, but also in terms of each company's business model. We believe the promising outlook for convertible securities, coupled with our disciplined investment process, makes Oppenheimer Convertible Securities Fund a key component of The Right Way to Invest.

2. See Notes on page 11 for further details.

                  5 | OPPENHEIMER CONVERTIBLE SECURITIES FUND
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AN INTERVIEW WITH YOUR FUND'S MANAGER


Portfolio Allocation/3/

         [CHART]

Bonds                 56.7%
Stocks                35.0
Cash Equivalents       8.3

Top Convertible Bond Sectors/4/
----------------------------------------------------
Technology                                     19.6%
----------------------------------------------------
Healthcare                                      9.7
----------------------------------------------------
Consumer Cyclicals                              7.6
----------------------------------------------------
Capital Goods                                   6.2
----------------------------------------------------
Consumer Staples                                5.5
----------------------------------------------------
Energy                                          2.8
----------------------------------------------------
Communication Services                          2.1
----------------------------------------------------
Basic Materials                                 0.6
----------------------------------------------------
Financial                                       0.6

Top Five Holdings By Issuer/3/
----------------------------------------------------
Repurchase Agreement                            8.3%
----------------------------------------------------
Liberty Media Corp.                             2.7
----------------------------------------------------
Tyco International Group SA                     2.2
----------------------------------------------------
Roche Holdings, Inc.                            1.9
----------------------------------------------------
Kerr-McGee Corp.                                1.7


3. Portfolio is subject to change. Percentages are as of December 31, 2001, and are based on total market value of investments.
4. Portfolio is subject to change. Percentages are as of December 31, 2001, and are based on net assets.

                  6 | OPPENHEIMER CONVERTIBLE SECURITIES FUND
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FUND PERFORMANCE


How has the Fund performed? Below is a discussion, by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended December 31, 2001, followed by a graphical comparison of the Fund's performance to the three appropriate broad-based market indices.
Management's discussion of performance. During the Fund's fiscal year that ended December 31, 2001, we believe Oppenheimer Convertible Securities Fund's performance was fueled largely by the investment team's strict attention to bottom-up company research and credit analysis, which permitted the Fund to enjoy favorable relative performance versus its peers. While the Fund ended the year on an absolute basis with negative performance, the portfolio management team successfully avoided much of the volatility and disappointments experienced by the convertible securities market at large over the period.
   The Fund's exposure to semiconductor companies positively impacted performance, as did its holdings of select financial services companies, particularly brokerage companies. While our allocation to thrift or lending companies proved beneficial in the first half of the period, this area somewhat lagged in the last few months of the fiscal year, thereby slightly detracting from performance. The portfolio's retail securities, on the other hand, provided steady support to the Fund's performance throughout the year. Select holdings in telecom, while representing a small weighting for the Fund's portfolio, detracted from performance somewhat as this sector as a whole continued to experience volatility and earnings difficulties. Holdings in media, particularly broadcasting and diversified media companies, however, added to performance. The Fund's portfolio holdings, allocations and management strategies are subject to change.
Comparing the Fund's performance to the market. The graphs that follow show the performance of a hypothetical $10,000 investment in Class A, Class B, Class C, Class M and Class N shares of the Fund. In the case of Class A and Class B shares, performance is measured from inception of the Class on May 1, 1995. In the case of Class C shares, performance is measured from inception of the Class on March 11, 1996. In the case of Class M shares, performance is measured over a 10-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A and Class M shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.
   The Fund's performance is compared to the performance of the Goldman Sachs Convertible Bond 100 Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index. The Goldman Sachs Convertible Bond 100 Index is an unmanaged index of convertible securities. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index of U.S. corporate bond issues, U.S. Government securities and mortgage-backed securities, widely recognized as a measure of the performance of the domestic debt securities market. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.

                  7 | OPPENHEIMER CONVERTIBLE SECURITIES FUND
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FUND PERFORMANCE


Class A Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

                                    [CHART]

                                             Goldman Sachs        Lehman
             The Fund       S & P 500          Convertible       Brothers

  5/1/95       9,425          10,000             10,000           10,000
 6/30/95      10,050          10,640             10,631           10,463
 9/30/95      10,798          11,485             11,224           10,669
12/31/95      10,890          12,176             11,480           11,123
 3/31/96      11,120          12,829             12,174           10,926
 6/30/96      11,349          13,404             12,423           10,988
 9/30/96      11,592          13,819             12,796           11,191
12/31/96      11,992          14,970             13,054           11,527
 3/31/97      12,224          15,372             13,231           11,463
 6/30/97      13,203          18,053             14,461           11,884
 9/30/97      14,233          19,405             15,967           12,278
12/31/97      14,243          19,962             15,599           12,640
 3/31/98      15,438          22,745             16,949           12,836
 6/30/98      15,035          23,500             16,769           13,136
 9/30/98      13,444          21,168             14,778           13,692
12/31/98      14,824          25,671             16,805           13,738
 3/31/99      15,065          26,950             17,097           13,670
 6/30/99      16,044          28,846             18,517           13,550
 9/30/99      15,677          27,049             17,936           13,642
12/31/99      18,290          31,071             20,261           13,625
 3/31/00      19,336          31,783             21,507           13,926
 6/30/00      18,942          30,938             21,836           14,168
 9/30/00      19,153          30,639             22,821           14,595
12/31/00      17,410          28,243             20,742           15,209
 3/31/01      16,781          24,897             19,696           15,671
 6/30/01      17,371          26,353             19,593           15,759
 9/30/01      15,754          22,486             17,801           16,486
12/31/01      16,836          24,889             19,057           16,493


Average Annual Total Returns of Class A Shares of the Fund at 12/31/01/1/ 1-Year -8.86% 5-Year 5.76% Since Inception 8.13%

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

                                    [CHART]

                                                     Goldman Sachs      Lehman
           Value of Investment    S & P 500           Convertible      Brothers

  5/1/95           10,000          10,000                10,000         10,000
 6/30/95           10,632          10,640                10,631         10,463
 9/30/95           11,421          11,485                11,224         10,669
12/31/95           11,509          12,176                11,480         11,123
 3/31/96           11,730          12,829                12,174         10,926
 6/30/96           11,948          13,404                12,423         10,988
 9/30/96           12,180          13,819                12,796         11,191
12/31/96           12,577          14,970                13,054         11,527
 3/31/97           12,797          15,372                13,231         11,463
 6/30/97           13,796          18,053                14,461         11,884
 9/30/97           14,844          19,405                15,967         12,278
12/31/97           14,832          19,962                15,599         12,640
 3/31/98           16,045          22,745                16,949         12,836
 6/30/98           15,587          23,500                16,769         13,136
 9/30/98           13,912          21,168                14,778         13,692
12/31/98           15,322          25,671                16,805         13,738
 3/31/99           15,542          26,950                17,097         13,670
 6/30/99           16,509          28,846                18,517         13,550
 9/30/99           16,111          27,049                17,936         13,642
12/31/99           18,747          31,071                20,261         13,625
 3/31/00           19,781          31,783                21,507         13,926
 6/30/00           19,343          30,938                21,836         14,168
 9/30/00           19,529          30,639                22,821         14,595
12/31/00           17,707          28,243                20,742         15,209
 3/31/01           17,033          24,897                19,696         15,671
 6/30/01           17,725          26,353                19,593         15,759
 9/30/01           15,979          22,486                17,801         16,486
12/31/01           17,076          24,889                19,057         16,493


Average Annual Total Returns of Class B Shares of the Fund at 12/31/01/1/ 1-Year -8.58% 5-Year 5.93% Since Inception 8.36%


1. See Notes on page 11 for further details.

                    8 | OPPENHEIMER CONVERTIBLE SECURITIES FUND
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Class C Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

                                    [GRAPH]

                                                                 Goldman Sachs
           Value of Investment   S & P 500     Convertible       Lehman Brothers

 3/11/96         10,000           10,000         10,000                10,000
 3/31/96         10,063           10,096         10,138                 9,930
 6/30/96         10,235           10,549         10,344                 9,987
 9/30/96         10,426           10,875         10,656                10,172
12/31/96         10,774           11,781         10,871                10,477
 3/31/97         10,955           12,097         11,017                10,418
 6/30/97         11,811           14,207         12,041                10,801
 9/30/97         12,711           15,271         13,296                11,160
12/31/97         12,701           15,710         12,989                11,488
 3/31/98         13,742           17,899         14,114                11,667
 6/30/98         13,349           18,494         13,964                11,939
 9/30/98         11,921           16,658         12,306                12,444
12/31/98         13,122           20,202         13,993                12,486
 3/31/99         13,311           21,209         14,237                12,424
 6/30/99         14,140           22,701         15,420                12,315
 9/30/99         13,812           21,287         14,936                12,399
12/31/99         16,062           24,452         16,871                12,384
 3/31/00         16,950           25,012         17,909                12,657
 6/30/00         16,573           24,347         18,183                12,877
 9/30/00         16,722           24,111         19,003                13,265
12/31/00         15,169           22,226         17,272                13,823
 3/31/01         14,591           19,593         16,401                14,243
 6/30/01         15,076           20,739         16,315                14,323
 9/30/01         13,644           17,696         14,823                14,984
12/31/01         14,566           19,587         15,869                14,991


Average Annual Total Returns of Class C Shares of the Fund at 12/31/01/1/ 1-Year -4.90% 5-Year 6.22% Since Inception 6.69%

Class M Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

                                    [CHART]

                                               Goldman Sachs         Lehman
           Value of Investment   S & P 500      Convertible         Brothers

12/31/91           9,675          10,000           10,000            10,000
 3/31/92          10,764           9,748           10,600             9,872
 6/30/92          10,778           9,933           10,728            10,270
 9/30/92          11,764          10,246           11,324            10,712
12/31/92          12,692          10,761           11,766            10,740
 3/31/93          13,572          11,230           12,582            11,184
 6/30/93          13,768          11,284           13,068            11,481
 9/30/93          14,964          11,575           13,414            11,780
12/31/93          15,388          11,843           13,781            11,787
 3/31/94          15,642          11,395           13,636            11,449
 6/30/94          15,252          11,442           13,280            11,331
 9/30/94          15,982          12,001           13,753            11,400
12/31/94          15,205          11,999           13,110            11,443
 3/31/95          16,244          13,166           14,218            12,021
 6/30/95          17,560          14,421           15,480            12,753
 9/30/95          18,999          15,566           16,343            13,003
12/31/95          19,158          16,502           16,715            13,558
 3/31/96          19,539          17,388           17,727            13,317
 6/30/96          19,917          18,167           18,088            13,393
 9/30/96          20,317          18,729           18,632            13,641
12/31/96          20,994          20,289           19,008            14,050
 3/31/97          21,375          20,834           19,264            13,971
 6/30/97          23,044          24,467           21,055            14,484
 9/30/97          24,815          26,300           23,249            14,966
12/31/97          24,813          27,055           22,713            15,406
 3/31/98          26,862          30,826           24,679            15,646
 6/30/98          26,128          31,850           24,417            16,011
 9/30/98          23,333          28,689           21,518            16,688
12/31/98          25,700          34,792           24,468            16,745
 3/31/99          26,093          36,525           24,894            16,661
 6/30/99          27,737          39,095           26,962            16,515
 9/30/99          27,085          36,660           26,116            16,627
12/31/99          31,545          42,110           29,501            16,607
 3/31/00          33,309          43,075           31,316            16,973
 6/30/00          32,590          41,931           31,794            17,269
 9/30/00          32,909          41,524           33,228            17,789
12/31/00          29,873          38,278           30,202            18,538
 3/31/01          28,753          33,742           28,679            19,100
 6/30/01          29,729          35,716           28,528            19,208
 9/30/01          26,925          30,475           25,920            20,094
12/31/01          28,763          33,732           27,748            20,103


Average Annual Total Returns of Class M Shares of the Fund at 12/31/01/1/ 1-Year -6.85% 5-Year 5.80% 10-Year 11.14%

                  9 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND PERFORMANCE Continued


Class N Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

                                    [GRAPH]

                 Value of                  Goldman Sachs
                Investment    S & P 500     Convertible       Lehman Brothers

  3/1/01          10,000       10,000         10,000                10,000
 3/31/01           9,716        9,367          9,518                10,050
 6/30/01          10,020        9,915          9,468                10,107
 9/30/01           9,073        8,460          8,602                10,573
12/31/01           9,605        9,364          9,209                10,578


Cumulative Total Return of Class N Shares of the Fund at 12/31/01/1/ Since Inception -3.95%

The performance information for all three indices begins on 4/30/95 for Class A and Class B, 2/29/96 for Class C,12/31/91 for Class M and 2/28/01 for Class N.

Past performance cannot guarantee future results. Graphs are not drawn to same scale.

                 10 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES

In reviewing performance, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares were first publicly offered on 5/1/95. The Fund's maximum sales charge for Class A shares was lower prior to 3/11/96, so actual performance may have been higher. Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 5/1/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 3/11/96. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class M shares of the Fund were first publicly offered on 6/3/86. Class M returns include the current maximum initial sales charge of 3.25%. Prior to 3/11/96, Class M shares were designated as Class A shares. Class M shares are subject to an annual 0.50% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. For this reason, the cumulative total return information shown in this report is not annualized. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                 11 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS December 31, 2001

                                                                              Principal            Market Value
                                                                                Amount              See Note 1
--------------------------------------------------------------------------------------------------------------
Convertible Corporate Bonds and Notes--54.7%
--------------------------------------------------------------------------------------------------------------
Basic Materials--0.6%
--------------------------------------------------------------------------------------------------------------
Metals--0.6%
Freeport-McMoRan Cooper & Gold, Inc., 8.25% Cv. Sr. Nts., 1/31/06/1/          $ 3,500,000          $ 4,186,875
--------------------------------------------------------------------------------------------------------------
Capital Goods--6.2%
--------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.5%
Orbital Sciences Corp., 5% Cv. Unsec. Sub. Nts., 10/1/02                        5,000,000            3,650,000
--------------------------------------------------------------------------------------------------------------
Industrial Services--1.7%
Getty Images, Inc., 5% Cv. Sub. Nts., 3/15/07/1/                                4,000,000            3,310,000
--------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc., Zero Coupon Cv. Unsec. Debs., 3.31%, 8/7/20/2/              10,000,000            5,562,500
--------------------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc., 4.125% Cv. Sub. Nts., 2/18/03/3/                  5,308,173            2,654,086
                                                                                                   -----------
                                                                                                    11,526,586

--------------------------------------------------------------------------------------------------------------
Manufacturing--4.0%
Celestica, Inc., Zero Coupon Cv. Nts., 3.98%, 8/1/20/2/                        15,000,000            6,431,250
--------------------------------------------------------------------------------------------------------------
Danaher Corp., Zero Coupon Cv. Sr. Unsec. Unsub. Liquid Yield
Option Nts., 2.40%, 1/22/21/2/                                                 12,000,000            7,635,000
--------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp., 4.25% Cv. Unsec. Nts., 5/1/04                                3,000,000            3,277,500
--------------------------------------------------------------------------------------------------------------
Solectron Corp., Zero Coupon Cv. Sr. Unsec. Unsub. Liquid Yield
Option Nts., 2.72%, 5/8/20/2/                                                  20,000,000           10,700,000
                                                                                                   -----------
                                                                                                    28,043,750

--------------------------------------------------------------------------------------------------------------
Communication Services--2.1%
--------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--2.1%
American Tower Corp., 5% Cv. Nts., 2/15/10/1/                                   3,000,000            1,803,750
--------------------------------------------------------------------------------------------------------------
Gilat Satellite Networks Ltd., 4.25% Cv. Sub. Nts., 3/15/05/1/                  4,000,000            1,060,000
--------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 4% Sr. Exchangeable Debs., 11/15/29
[exchangeable into Sprint Corp. (PCS Group) common stock]                      12,000,000            8,820,000
--------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25% Cv. Sr. Nts., 1/15/10/1/                     5,000,000            3,031,250
                                                                                                   -----------
                                                                                                    14,715,000

--------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--7.6%
--------------------------------------------------------------------------------------------------------------
Autos & Housing--2.1%
EOP Operating LP, 7.25% Cv. Sr. Nts., 11/15/08/1/                               7,000,000            7,437,500
--------------------------------------------------------------------------------------------------------------
Magna International, Inc., 4.875% Cv. Unsec. Sub. Debs., 2/15/05                7,000,000            7,192,500
                                                                                                   -----------
                                                                                                    14,630,000

--------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.5%
Royal Carribean Cruises Ltd., Zero Coupon Cv. Sr. Unsec
Unsub. Liquid Yield Option Nts., 5.23%, 2/2/21/2/                              12,000,000            3,810,000
--------------------------------------------------------------------------------------------------------------
Media--3.0%
Interpublic Group of Cos., Inc., 1.87% Cv. Unsec. Nts., 6/1/06                  6,000,000            4,740,000
--------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.25% Cv. Sr. Nts., 3/15/31
(cv. into Viacom, Inc., Cl. B common stock)/1/                                 10,000,000            9,787,500
--------------------------------------------------------------------------------------------------------------
News America, Inc., Zero Coupon Cv. Liquid Yield Option Nts.,
3.51%, 2/28/21/1/,/2/                                                          13,000,000            6,370,000
                                                                                                   -----------
                                                                                                    20,897,500

                 12 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                                Principal         Market Value
                                                                                   Amount           See Note 1
--------------------------------------------------------------------------------------------------------------
Media--2.0%
Amazon.com, Inc., 4.75% Cv. Sub. Debs., 2/1/09/1/                             $ 5,000,000          $ 2,493,750
--------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc., Zero Coupon Cv. Sr. Unsec. Liquid
Yield Option Nts., 2.44%, 2/16/21/1/,/2/                                        6,000,000            5,047,500
--------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The), Zero Coupon Cv. Unsec. Unsub
Liquid Yield Option Nts., 0.66%, 2/13/21/1/2/                                   8,000,000            6,110,000
                                                                                                   -----------
                                                                                                    13,651,250

--------------------------------------------------------------------------------------------------------------
Consumer Staples--5.5%
--------------------------------------------------------------------------------------------------------------
Broadcasting--3.5%
Adelphia Communications Corp., 6% Cv. Unsec. Nts., 2/15/06                      4,000,000            3,495,000
--------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 4.75% Cv. Sr. Unsec. Nts., 6/1/06                 5,000,000            4,568,750
--------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 2.625% Cv. Sr. Nts., 4/1/03                10,000,000           10,237,500
--------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., 4.875% Cv. Nts., 1/1/07/1/                       7,000,000            6,238,750
                                                                                                   -----------
                                                                                                    24,540,000

--------------------------------------------------------------------------------------------------------------
Entertainment--0.3%
CKE Restaurants, Inc., 4.25% Cv. Unsec. Sub. Nts., 3/15/04                      3,000,000            2,347,500
--------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--1.2%
Costco Cos., Inc., Zero Coupon Cv. Sub. Nts., 1.36%, 8/19/17/2/                 3,000,000            3,067,500
--------------------------------------------------------------------------------------------------------------
Elan Finance Corp. Ltd., Zero Coupon Cv. Unsec. Sub. Nts.,
1.27%, 12/14/18/2/                                                              7,000,000            4,943,750
                                                                                                   -----------
                                                                                                     8,011,250

--------------------------------------------------------------------------------------------------------------
Household Goods--0.5%
Corning, Inc., 3.50% Cv. Sr. Nts., 11/1/08                                      3,000,000            3,371,250
--------------------------------------------------------------------------------------------------------------
Energy--2.8%
--------------------------------------------------------------------------------------------------------------
Energy Services--0.8%
Pride International, Inc., Zero Coupon Cv. Sub. Debs., 6.59%, 4/24/18/2/       12,000,000            5,355,000
--------------------------------------------------------------------------------------------------------------
Oil: Domestic--2.0%
Devon Energy Corp., 4.95% Cv. Sr. Unsec. Debs., 8/15/08
(cv. into Chevron Corp. common stock)                                           7,000,000            7,078,750
--------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 5.25% Cv. Unsec. Sub. Nts., 2/15/10                           6,000,000            6,712,500
                                                                                                   -----------
                                                                                                    13,791,250

--------------------------------------------------------------------------------------------------------------
Financial--0.6%
--------------------------------------------------------------------------------------------------------------
Diversified Financial--0.6%
XL Capital Ltd., Zero Coupon Cv. Sr. Unsec. Debs., 2.61%, 5/23/21/1/,/2/        6,000,000            3,915,000
--------------------------------------------------------------------------------------------------------------
Healthcare--9.7%
--------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--8.6%
Affymetrix, Inc., 4.75% Cv. Sub. Nts., 2/15/07                                  6,000,000            4,522,500
--------------------------------------------------------------------------------------------------------------
Alkermes, Inc., 3.75% Cv. Sub. Nts., 2/15/07                                    6,000,000            4,095,000
--------------------------------------------------------------------------------------------------------------
Allergan, Inc., Zero Coupon Cv. Nts., 2.45%, 11/1/20/2/                        10,000,000            6,212,500
--------------------------------------------------------------------------------------------------------------
Genzyme Corp., 3% Cv. Unsec. Sub. Debs., 5/15/21                                5,000,000            5,487,500
--------------------------------------------------------------------------------------------------------------
Invitrogen Corp., 5.50% Cv. Unsec. Sub. Nts., 3/1/07                            5,000,000            5,018,750
--------------------------------------------------------------------------------------------------------------
IVAX Corp., 4.50% Cv. Sr. Sub. Nts., 5/15/08/1/                                 4,000,000            3,355,000

                 13 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS Continued

                                                                                      Principal          Market Value
                                                                                         Amount            See Note 1
---------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs Continued

Johnson & Johnson, Zero Coupon Cv. Unsec. Sub. Debs., 2.81%, 7/28/20/1/2/            $ 8,000,000          $ 6,640,000
---------------------------------------------------------------------------------------------------------------------
Roche Holdings, Inc.:
Zero Coupon Cv. Liquid Yield Option Nts., 2.72%, 1/19/15
(cv. into Genentech, Inc. common stock)/1/2/                                          10,000,000            7,350,000
Zero Coupon Cv. Unsec. Unsub. Liquid Yield Option Nts.,
4.78%, 4/20/10/2/3/                                                                   10,000,000            5,912,500
---------------------------------------------------------------------------------------------------------------------
Sepracor, Inc., 5% Cv. Sub. Nts., 2/15/07                                              5,000,000            4,375,000
---------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., 1.50% Cv. Nts., 10/15/05/1/                       7,000,000            7,087,500
                                                                                                          -----------
                                                                                                           60,056,250

---------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--1.1%
Medtronic, Inc., 1.25% Cv. Nts., 9/15/21/1/                                            7,000,000            7,376,250
---------------------------------------------------------------------------------------------------------------------
Technology--19.6%
---------------------------------------------------------------------------------------------------------------------
Computer Hardware--3.6%
Agilent Technologies, Inc., 3% Cv. Sr. Unsec. Nts., 12/1/21/1/                         5,000,000            5,593,750
---------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co., Zero Coupon Cv. Sr. Unsec. Unsub.
Liquid Yield Option Nts., 2.44%, 10/14/17/2/                                           8,000,000            3,750,000
---------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc., 4.75% Cv. Unsec. Sub. Nts., 3/15/07                            6,000,000            4,365,000
---------------------------------------------------------------------------------------------------------------------
Quantum Corp., 7% Cv. Sub. Nts., 8/1/04/3/                                             5,000,000            4,425,000
---------------------------------------------------------------------------------------------------------------------
Redback Networks, Inc., 5% Cv. Unsec. Sub. Nts., 4/1/07                                4,000,000            2,050,000
---------------------------------------------------------------------------------------------------------------------
Symbol Technologies, Inc., 5.75% Cv. Sub. Nts., 1/1/03                                 5,000,000            4,850,000
                                                                                                          -----------
                                                                                                           25,033,750

---------------------------------------------------------------------------------------------------------------------
Computer Services--5.3%
CheckFree Corp., 6.50% Cv. Nts., 12/1/06                                               3,000,000            2,336,250
---------------------------------------------------------------------------------------------------------------------
E*TRADE Group, Inc., 6% Cv. Unsec. Sub. Nts., 2/1/07                                   3,000,000            2,456,250
---------------------------------------------------------------------------------------------------------------------
First Data Corp., 2% Cv. Sr. Unsec. Nts., 3/1/08                                       5,000,000            5,793,750
---------------------------------------------------------------------------------------------------------------------
LSI Logic Corp., 4% Cv. Sub. Nts., 11/1/06/1/                                          5,000,000            4,575,000
---------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp., 4.25% Cv. Sr. Nts., 9/1/08/1/                                   7,000,000            6,772,500
---------------------------------------------------------------------------------------------------------------------
Tyco International Group SA, Zero Coupon Cv. Unsub. Debs.,
5.18%, 2/12/21/2/                                                                     20,000,000           15,025,000
                                                                                                          -----------
                                                                                                           36,958,750

---------------------------------------------------------------------------------------------------------------------
Computer Software--4.8%
Aspen Technology, Inc., 5.25% Cv. Sub. Debs., 6/15/05                                  4,000,000            3,185,000
---------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc., 4% Cv. Nts., 12/15/06                                               4,000,000            3,400,000
---------------------------------------------------------------------------------------------------------------------
i2 Technologies, Inc., 5.25% Cv. Sub. Nts., 12/15/06                                   4,000,000            2,970,000
---------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp., 4.75% Cv. Nts., 7/1/07/1/                                   5,000,000            4,068,750
---------------------------------------------------------------------------------------------------------------------
Rational Software Corp., 5% Cv. Sub. Nts., 2/1/07/1/                                   5,000,000            4,543,750
---------------------------------------------------------------------------------------------------------------------
Safeguard Scientifics, Inc., 5% Cv. Unsec. Sub. Nts., 6/15/06                          4,000,000            2,295,000
---------------------------------------------------------------------------------------------------------------------
Siebel Systems, Inc., 5.50% Cv. Sub. Nts., 9/15/06                                     3,000,000            4,215,000
---------------------------------------------------------------------------------------------------------------------
Symantec Corp., 3% Cv. Sub. Nts., 11/1/06/1/                                           4,000,000            4,835,000
---------------------------------------------------------------------------------------------------------------------
Veritas Software Corp., 1.856% Cv. Sub. Nts., 8/13/06                                  3,000,000            3,990,000
                                                                                                          -----------
                                                                                                           33,502,500

                 14 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                                Principal         Market Value
                                                                                   Amount           See Note 1
--------------------------------------------------------------------------------------------------------------
Electronics--5.9%
ASM Lithography Holding NV, 4.25% Cv. Nts., 11/30/04/1/                      $  6,500,000         $  5,541,250
--------------------------------------------------------------------------------------------------------------
Conexant Systems, Inc., 4% Cv. Sub. Nts., 2/1/07                                5,000,000            3,256,250
--------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp., 4% Cv. Unsec. Nts., 2/1/05                         5,000,000            4,300,000
--------------------------------------------------------------------------------------------------------------
International Rectifier Corp., 4.25% Cv. Sub. Nts., 7/15/07/1/                  6,000,000            4,965,000
--------------------------------------------------------------------------------------------------------------
Lattice Semiconductor Corp., 4.75% Cv. Unsec. Sub. Nts., 11/1/06                3,000,000            3,585,000
--------------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc., 3.75% Cv. Nts., 8/15/05                                 4,000,000            3,305,000
--------------------------------------------------------------------------------------------------------------
Semtech Corp., 4.50% Cv. Sub. Nts., 2/1/07                                      4,000,000            4,340,000
--------------------------------------------------------------------------------------------------------------
Teradyne, Inc., 3.75% Cv. Sr. Nts., 10/15/06/1/                                 2,000,000            2,712,500
--------------------------------------------------------------------------------------------------------------
Thermo Electron Corp., 4% Cv. Unsec. Sub. Nts., Series RG, 1/15/05              5,999,999            5,580,000
--------------------------------------------------------------------------------------------------------------
TriQuint Semiconductor, Inc., 4% Cv. Sub. Nts., 3/1/07                          5,000,000            3,675,000
                                                                                                  ------------
                                                                                                    41,260,000
                                                                                                  ------------
Total Convertible Corporate Bonds and Notes (Cost $404,148,106)                                    380,629,711
                                                                                   Shares
--------------------------------------------------------------------------------------------------------------
Preferred Stocks--29.3%
--------------------------------------------------------------------------------------------------------------
Basic Materials--0.7%
--------------------------------------------------------------------------------------------------------------
Paper--0.7%
International Paper Capital Trust, 5.25% Cum. Cv., Non-Vtg
(cv. into International Paper Co. common stock)                                   110,000            5,046,250
--------------------------------------------------------------------------------------------------------------
Capital Goods--2.9%
--------------------------------------------------------------------------------------------------------------
Aerospace/Defense--2.0%
Coltec Capital Trust, 5.25% Cv. Term Income Deferrable Equity
Securities (cv. into common stock of Goodrich B.F. Corp.)                         100,000            3,600,000
--------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., $95.95 Cv./4/                                              50,000            5,570,000
--------------------------------------------------------------------------------------------------------------
Raytheon Co., 8.25% Cum. Cv. Equity Security, Units (each unit consists of a contract to purchase Raytheon Co., Cl. B common
stock and a trust preferred security of RC Trust I)/5/                             80,000            4,460,000
                                                                                                  ------------
                                                                                                    13,630,000

--------------------------------------------------------------------------------------------------------------
Manufacturing--0.9%
Sealed Air Corp., $2.00 Cum. Cv., Series A, Vtg                                   150,000            6,217,500
--------------------------------------------------------------------------------------------------------------
Communication Services--1.6%
--------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--1.6%
BroadWing, Inc., 6.75% Cv., Series B, Vtg                                          29,800            1,013,200
--------------------------------------------------------------------------------------------------------------
Motorola, Inc., 7% Cv., Equity Security Units (each unit consists of a contract to purchase Motorola, Inc. common stock and $50
principal amount of 6.50% sr. nts., 11/16/07)/4/,/5/                               75,000            3,505,500
--------------------------------------------------------------------------------------------------------------
Qwest Trends Trust, 5.75% Cv./1/                                                   80,000            2,370,000
--------------------------------------------------------------------------------------------------------------
WorldCom, Inc., 7% Cum. Cv., Series E                                             200,000            4,375,000
                                                                                                  ------------
                                                                                                    11,263,700

                 15 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS Continued

                                                                                                  Market Value
                                                                                   Shares           See Note 1
--------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--3.2%
--------------------------------------------------------------------------------------------------------------
Autos & Housing--0.7%
Cummins Capital Trust I, $47.53 Cv./1/                                            100,000          $ 5,050,000
--------------------------------------------------------------------------------------------------------------
Consumer Services--0.8%
Cendant Corp., $28.42 Cv                                                          120,000            5,786,400
--------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.5%
Host Marriott Financial Trust, 6.75% Cv. Quarterly Income Preferred Stock         100,000            3,450,000
--------------------------------------------------------------------------------------------------------------
Media--1.2%
Tribune Co., 2% Unsec. Participation Hybrid Option Note Exchangeable
Securities (exchangeable for shares of America Online, Inc.)                      100,000            8,682,000
--------------------------------------------------------------------------------------------------------------
Consumer Staples--4.2%
--------------------------------------------------------------------------------------------------------------
Broadcasting--2.8%
Cox Communications, Inc., 7% Cv. Preferred Redeemable Increased
Dividend Equity Securities, Non-Vtg                                               160,000            8,827,200
--------------------------------------------------------------------------------------------------------------
Entercom Communications Capital Trust, 6.25% Cum. Cv                               90,000            5,535,000
--------------------------------------------------------------------------------------------------------------
Equity Securities Trust I, $37.18 Cv., Series CVC4                                120,000            5,340,000
                                                                                                   -----------
                                                                                                    19,702,200

--------------------------------------------------------------------------------------------------------------
Food--0.7%
Suiza Capital Trust II/Suiza Foods Corp., 5.50% Cum. Cv., Non-Vtg                 100,000            4,900,000
--------------------------------------------------------------------------------------------------------------
Household Goods--0.7%
Newell Financial Trust I, 5.25% Cv. Quarterly Income
Preferred Securities, Non-Vtg                                                     125,000            4,656,250
--------------------------------------------------------------------------------------------------------------
Energy--3.4%
--------------------------------------------------------------------------------------------------------------
Energy Services--1.1%
Weatherford International, Inc., 5% Cv., Vtg                                      160,000            7,380,000
--------------------------------------------------------------------------------------------------------------
Oil: Domestic--2.3%
Apache Corp., 6.50% Cv. Automatic Common Exchange Securities                      110,000            5,049,000
--------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 5.50% Cv. Unsec. Debt Exchangeable for
Common Stock of Devon Energy Corp.                                                140,000            5,318,600
--------------------------------------------------------------------------------------------------------------
Unocal Capital Trust, 6.25% Cum. Cv., Non-Vtg                                     120,000            6,000,000
                                                                                                   -----------
                                                                                                    16,367,600

--------------------------------------------------------------------------------------------------------------
Financial--5.8%
--------------------------------------------------------------------------------------------------------------
Banks--1.6%
National Australia Bank Ltd., ExCaps (each ExCap consists of $25 principal amount of 7.875% Perpetual Capital Security and a purchase contract
entitling the holder to exchange ExCaps for ordinary shares of the Bank)/5/       125,000            3,750,000
--------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc., 5.375% Cv., Non-Vtg                                      150,000            7,125,000
                                                                                                   -----------
                                                                                                    10,875,000

--------------------------------------------------------------------------------------------------------------
Insurance--2.3%
ACE Ltd., 8.25% Cv. Preferred Redeemable Increased Dividend Equity
Securities, Non-Vtg                                                                30,000            2,451,000
--------------------------------------------------------------------------------------------------------------
MetLife Capital Trust I, 8% Cv., Non-Vtg                                          100,000            9,920,000


                 16 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                                                              Market Value
                                                                                               Shares           See Note 1
---------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 6.75% Cv., Equity Security Units (each unit consists of a contract to purchase Prudential Financial, Inc. common stock and a
redeemable capital security of Prudential Financial Capital Trust I)/4/,/5/                    60,000          $ 3,492,000
                                                                                                              ------------
                                                                                                                15,863,000

--------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--1.9%
Equity Residential Properties Trust, 7.25% Cv., Series G, Vtg                                 250,000            6,325,000
--------------------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc., 7.25% Cv. Preferred Income
Equity Redeemable Stock                                                                       250,000            6,600,000
                                                                                                              ------------
                                                                                                                12,925,000

--------------------------------------------------------------------------------------------------------------------------
Healthcare--0.7%
Healthcare/Supplies & Services--0.7%
--------------------------------------------------------------------------------------------------------------------------
McKesson Financial Trust, 5% Cv., Non-Vtg                                                      90,000            4,927,500
--------------------------------------------------------------------------------------------------------------------------
Technology--2.5%
--------------------------------------------------------------------------------------------------------------------------
Computer Software--1.1%
Electronic Data Systems Corp., $71.47 Cv. Flexible Equity Linked
Exchangeable Securities, Preferred Redeemable Increased
Dividend Equity Securities                                                                    140,000            7,875,000
--------------------------------------------------------------------------------------------------------------------------
Communications Equipment--0.8%
Lucent Technologies, Inc., $7.48 Cv. Debs./1/                                                   5,000            5,731,250
--------------------------------------------------------------------------------------------------------------------------
Photography--0.6%
Xerox Corp., $7.50 Cv./1/,/4/                                                                  55,000            3,863,750
--------------------------------------------------------------------------------------------------------------------------
Transportation--1.0%
--------------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--1.0%
Union Pacific Capital Trust, 6.25% Cum. Cv. Term Income
Deferrable Equity Securities, Non-Vtg                                                         150,000            7,200,000
--------------------------------------------------------------------------------------------------------------------------
Utilities--3.3%
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities--3.3%
AES Trust VII, 6% Cv., Non-Vtg                                                                100,000            2,937,500
--------------------------------------------------------------------------------------------------------------------------
Calpine Capital Trust II, 5.50% Cum. Cv. Remarketable Term
Income Deferrable Equity Securities, Non-Vtg                                                  110,000            4,812,500
--------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp., 8.25% Cv. Equity Units, Non-Vtg. (each equity unit consists of units referred to as corporate units which consist of
$25 principal amount of a 5.87% sr. nts., due 2006 and a contract to
purchase Duke Energy Corp. common stock)/5/                                                   300,000            7,905,000
--------------------------------------------------------------------------------------------------------------------------
Mirant Trust I, 6.25% Cum. Cv., Series A                                                       70,000            2,845,500
--------------------------------------------------------------------------------------------------------------------------
TXU Corp., 8.75% Cv., Equity Units (each equity unit consists of units referred to as corporate units which consist of a purchase contract to purchase TXU Corp. common stock, $25 principal amount of TXU
Corp., 4.75% sr. nts., series k, 11/16/06 and $25 principal amount of TXU
Corp., 5.45% sr. nts., series 1, 11/16/07)/5/                                                  80,000            4,139,200
                                                                                                              ------------
                                                                                                                22,639,700
                                                                                                              ------------
Total Preferred Stocks (Cost $198,809,669)                                                                     204,032,100

                 17 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS Continued

                                                                                                                 Market Value
                                                                                                Shares             See Note 1
-----------------------------------------------------------------------------------------------------------------------------
Common Stocks--5.6%

Citigroup, Inc.                                                                                125,000           $  6,310,000
-----------------------------------------------------------------------------------------------------------------------------
Danskin, Inc./4/,/6/                                                                         2,610,710                130,536
-----------------------------------------------------------------------------------------------------------------------------
Danskin, Inc. Restricted Common Shares/3/,/4/,/6/                                            2,015,119                 72,544
-----------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                        130,000              4,725,500
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                      100,000              5,212,000
-----------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                             50,000              4,467,500
-----------------------------------------------------------------------------------------------------------------------------
Pharmacia Corp.                                                                                 50,000              2,132,500
-----------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                                          100,000              3,581,000
-----------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                   130,000              2,720,900
-----------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                   200,000              9,492,000
                                                                                                              ---------------
Total Common Stocks (Cost $40,942,125)                                                                             38,844,480

                                                                                                 Units
-----------------------------------------------------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.0%

Danskin, Inc. Wts., Exp. 10/8/04/3/,/4/,/6/                                                    367,801                 14,712
-----------------------------------------------------------------------------------------------------------------------------
Portion of Danskin, Inc. Promissory Nt. to be used to purchase
53,309 shares of restricted common stock in rights offering/3/,/4/,/6/                              --                 15,993
                                                                                                              ---------------
Total Rights, Warrants and Certificates (Cost $15,993)                                                                 30,705

                                                                                             Principal
                                                                                                Amount
-----------------------------------------------------------------------------------------------------------------------------
Foreign Government Obligations--0.4%

Banco Nac de Desen Econo Cv. Sr. Nts., 6.50%, 6/15/06 [cv. into
Empresa Brasileira de Aeronautica SA (Embraer), ADR common
stock]/1/ (Cost $3,000,000)                                                               $  3,000,000              2,722,500

-----------------------------------------------------------------------------------------------------------------------------

Structured Notes--1.4%

Credit Suisse First Boston Corp. (New York Branch),
Carnival Corp. Equity Linked Nts., 7%, 7/17/02/3/                                            5,001,672              6,577,199
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., Medium-Term Stock Linked Nts., Series B,
7%, 7/8/02 (linked to the performance of The Gap, Inc. common stock)                         6,000,000              3,144,000
                                                                                                              ---------------
Total Structured Notes (Cost $10,986,373)                                                                           9,721,199

-----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements--8.3%

Repurchase agreement with Deutsche Bank Securities, Inc., 1.40%, dated 12/31/01, to be repurchased at $57,381,463 on 1/2/02,
collateralized by U.S. Treasury Bonds, 8%, 11/15/21, with a value
of $58,732,332 (Cost $57,377,000)                                                           57,377,000             57,377,000
-----------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $715,279,266)                                                   99.7%           693,357,695
-----------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                    0.3              2,423,107
                                                                                           ----------------------------------
Net Assets                                                                                       100.0%          $695,780,802
                                                                                           ==================================

                 18 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $155,945,625 or 22.41% of the Fund's net assets as of December 31, 2001.
2. Zero coupon bond reflects the effective yield on the date of purchase.
3. Identifies issues considered to be illiquid or restricted - See Note 6 of Notes to Financial Statements.
4. Non-income-producing security.
5. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
6. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2001. The aggregate fair value of securities of affiliated companies held by the Fund as of December 31, 2001 amounts to $233,785.Transactions during the period in which the issuer was an affiliate are as follows:


                                                                                                                   Unrealized
                                               Shares/Units         Gross          Gross      Shares/Units       Appreciation
                                              Dec. 31, 2000     Additions     Reductions     Dec. 31, 2001     (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------
Stocks and/or Warrants

Danskin, Inc.                                     2,610,710            --             --         2,610,710      $(2,956,040)
Danskin, Inc. Restricted Common Shares            2,015,119            --             --         2,015,119         (455,592)
Danskin, Inc.Wts., Exp.10/8/04                      367,801            --             --           367,801           14,712
Hudson Hotels Corp.                                 555,556            --        555,556                --               --
Portion of Danskin, Inc. Promissory Nt.,
to be used to purchase 53,309 shares of
restricted common stock in rights offering               --            --             --                --               --

See accompanying Notes to Financial Statements.

                 19 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES December 31, 2001

--------------------------------------------------------------------------------
Assets

Investments, at value--see accompanying statement:
Unaffiliated companies (cost $711,648,561)                         $693,123,910
Affiliated companies (cost $3,630,705)                                  233,785
                                                                   ------------
                                                                    693,357,695
--------------------------------------------------------------------------------
Cash                                                                    717,436
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                      5,979,301
Interest and dividends                                                4,648,527
Shares of beneficial interest sold                                    1,670,986
Other                                                                    30,173
                                                                   ------------
Total assets                                                        706,404,118

--------------------------------------------------------------------------------
Liabilities
Payables and other liabilities:
Investments purchased                                                 7,604,005
Shares of beneficial interest redeemed                                2,284,069
Distribution and service plan fees                                      433,425
Shareholder reports                                                     166,923
Trustees' compensation                                                   85,633
Transfer and shareholder servicing agent fees                               126
Other                                                                    49,135
                                                                   ------------
Total liabilities                                                    10,623,316

--------------------------------------------------------------------------------
Net Assets                                                         $695,780,802
                                                                   ============

--------------------------------------------------------------------------------
Composition of Net Assets

Paid-in capital                                                    $792,017,949
--------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                (2,959,004)
--------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions     (71,356,572)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments           (21,921,571)
                                                                   ------------
Net Assets                                                         $695,780,802
                                                                   ============
                 20 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------------------------------
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$187,457,992 and 14,687,067 shares of beneficial interest outstanding)                          $12.76
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                     $13.54
--------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value,redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $286,828,979
and 22,433,228 shares of beneficial interest outstanding)                                       $12.79
--------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value,redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $76,845,574
and 6,023,967 shares of beneficial interest outstanding)                                        $12.76
--------------------------------------------------------------------------------------------------------
Class M Shares:
Net asset value and redemption price per share (based on net assets of
$144,611,804 and 11,336,740 shares of beneficial interest outstanding)                          $12.76
Maximum offering price per share (net asset value plus sales charge
of 3.25% of offering price)                                                                     $13.19
--------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred
sales charge) and offering price per share (based on net assets of $36,453                      $12.76
and 2,857 shares of beneficial interest outstanding)

See accompanying Notes to Financial Statements.

                  21 |OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF OPERATIONS For the Year Ended December 31, 2001


--------------------------------------------------------------------------------
Investment Income

Interest                                                           $ 21,732,662
--------------------------------------------------------------------------------
Dividends                                                            13,045,220
                                                                   ------------
Total income                                                         34,777,882

--------------------------------------------------------------------------------
Expenses

Management fees                                                       3,642,672
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 475,667
Class B                                                               3,310,457
Class C                                                                 858,137
Class M                                                               1,185,611
Class N                                                                      40
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 251,185
Class B                                                                 436,227
Class C                                                                 113,077
Class M                                                                 208,655
Class N                                                                      14
--------------------------------------------------------------------------------
Accounting service fees                                                 235,637
--------------------------------------------------------------------------------
Shareholder reports                                                      68,210
--------------------------------------------------------------------------------
Custodian fees and expenses                                              33,144
--------------------------------------------------------------------------------
Trustees' compensation                                                   14,180
--------------------------------------------------------------------------------
Other                                                                   500,564
                                                                   ------------
Total expenses                                                       11,333,477
Less reduction to custodian expenses                                    (29,028)
                                                                   ------------
Net expenses                                                         11,304,449

--------------------------------------------------------------------------------
Net Investment Income                                                23,473,433

--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)

Net realized gain (loss) on:
   Unaffiliated companies                                           (63,048,699)
   Affiliated companies                                              (1,645,916)
Closing and expiration of option contracts written                      747,245
                                                                   ------------
Net realized gain (loss)                                            (63,947,370)

--------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) on investments                                       8,529,896
                                                                   ------------
Net realized and unrealized gain (loss)                             (55,417,474)

--------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations               $(31,944,041)
                                                                   ============

See accompanying Notes to Financial Statements.


                 22 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS


Year Ended December 31,                                                    2001             2000
-------------------------------------------------------------------------------------------------
Investment Income

Net investment income (loss)                                      $  23,473,433    $  37,049,897
-------------------------------------------------------------------------------------------------
Net realized gain (loss)                                            (63,947,370)      65,170,634
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                  8,529,896     (150,205,007)
                                                                  ------------------------------
Net increase (decrease) in net assets resulting from                (31,944,041)     (47,984,476)
operations

-------------------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A                                                              (9,339,475)     (10,113,441)
Class B                                                             (12,683,219)     (15,140,454)
Class C                                                              (3,332,948)      (3,500,021)
Class M                                                              (6,681,751)      (8,322,743)
Class N                                                                    (686)              --
-------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                      --      (15,118,095)
Class B                                                                      --      (26,757,914)
Class C                                                                      --       (6,541,994)
Class M                                                                      --      (13,030,290)
Class N                                                                      --               --

-------------------------------------------------------------------------------------------------
Beneficial Interest Transactions:

Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                              (7,090,336)      26,434,814
Class B                                                             (59,669,722)       6,336,358
Class C                                                              (7,490,065)      12,799,188
Class M                                                             (23,874,052)     (21,626,824)
Class N                                                                  36,556               --

-------------------------------------------------------------------------------------------------
Net Assets

Total decrease                                                     (162,069,739)    (122,565,892)
-------------------------------------------------------------------------------------------------
Beginning of period                                                 857,850,541      980,416,433
                                                                  ------------------------------
End of period [including undistributed (overdistributed) net
investment income of $(2,959,004) and $2,917,576, respectively]   $ 695,780,802    $ 857,850,541
                                                                  ==============================

See accompanying Notes to Financial Statements.


                   23 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS

Class A           Year Ended December 31,             2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period                $13.85      $16.36      $14.84      $15.32       $14.27
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .48         .72         .70         .70         .71/1/
Net realized and unrealized gain (loss)               (.94)      (1.45)       2.66        (.08)       1.93/1/
                                                    --------------------------------------------------------
Total income (loss) from
investment operations                                 (.46)       (.73)       3.36         .62        2.64
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.63)       (.72)       (.70)       (.70)       (.72)
Distributions from net realized gain                    --       (1.06)      (1.14)       (.40)       (.87)
                                                    --------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.63)      (1.78)      (1.84)      (1.10)      (1.59)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $12.76      $13.85      $16.36      $14.84      $15.32
                                                    ========================================================
------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value/2/                  (3.30)%     (4.81)%     23.37%       4.08%      18.77%

------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)          $187,458    $210,903    $220,671    $221,693    $192,212
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $197,514    $225,938    $207,008    $220,423    $145,929
------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment income                                 3.58%       4.42%       4.55%       4.55%       4.58%
Expenses                                              0.95%       0.90%       0.95%       0.93%/4/    0.95%/4/
Expenses, net of interest expense/5/                   N/A         N/A         N/A        0.93%/4/    0.95%/4/
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 69%        127%         95%         90%         79%

1. Per share information has been determined based on average shares outstanding for the period.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

                   24 | OPPENHEIMER CONVERTIBLE SECURITIES FUND


Class B           Year Ended December 31,             2001        2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                $13.87      $16.38      $14.87      $15.35      $14.29
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .38         .59         .59         .58        .59/1/
Net realized and unrealized gain (loss)               (.93)      (1.45)       2.65        (.08)      1.94/1/
                                                    -------------------------------------------------------
Total income (loss) from
investment operations                                 (.55)       (.86)       3.24         .50        2.53
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.53)       (.59)       (.59)       (.58)       (.60)
Distributions from net realized gain                    --       (1.06)      (1.14)       (.40)       (.87)
                                                    -------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.53)      (1.65)      (1.73)       (.98)      (1.47)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $12.79      $13.87      $16.38      $14.87      $15.35
                                                    =======================================================
-----------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value/2/                  (3.97)%     (5.55)%     22.35%       3.30%      17.93%

-----------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)          $286,829    $373,860    $431,370    $445,544    $383,755
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $330,806    $418,592    $414,611    $441,677    $296,426
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets:3
Net investment income                                 2.75%       3.62%       3.79%       3.79%       3.80%
Expenses                                              1.71%       1.70%       1.71%       1.69%/4/    1.72%/4/
Expenses, net of interest expense/5/                   N/A         N/A         N/A        1.69%/4/    1.72%/4/
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 69%        127%         95%         90%         79%

1. Per share information has been determined based on average shares outstanding for the period.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

                   25 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS Continued


Class C     Year Ended December 31,                   2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                $13.84      $16.35      $14.84      $15.32      $14.27
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .38         .59         .59         .58        .59/1/
Net realized and unrealized gain (loss)               (.93)      (1.45)       2.65        (.08)      1.93/1/
                                                    --------------------------------------------------------
Total income (loss) from
investment operations                                 (.55)       (.86)       3.24         .50        2.52
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                  (.53)       (.59)       (.59)       (.58)       (.60)
Distributions from net realized gain                    --       (1.06)      (1.14)       (.40)       (.87)
                                                    --------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.53)      (1.65)      (1.73)       (.98)      (1.47)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $12.76      $13.84      $16.35      $14.84      $15.32
                                                    ========================================================

------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value/2/                  (3.98)%     (5.56)%     22.41%       3.32%      17.88%

------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)           $76,846     $91,567     $94,352    $108,339     $85,397
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $85,774     $96,574     $94,329    $105,974     $62,343
------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment income                                 2.80%       3.62%       3.80%       3.81%       3.82%
Expenses                                              1.71%       1.70%       1.70%       1.68%/4/    1.70%/4/
Expenses, net of interest expense/5/                   N/A         N/A         N/A        1.68%/4/    1.70%/4/
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 69%        127%         95%         90%         79%


1. Per share information has been determined based on average shares outstanding for the period.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.


                 26 | OPPENHEIMER CONVERTIBLE SECURITIES FUND


Class M    Year Ended December 31,                    2001        2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                $13.84      $16.35      $14.84      $15.32      $14.27
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .41         .64         .63         .62        .62/1/
Net realized and unrealized gain (loss)               (.93)      (1.45)       2.65        (.08)      1.94/1/
                                                    -------------------------------------------------------
Total income (loss) from
investment operations                                 (.52)       (.81)       3.28         .54        2.56
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.56)       (.64)       (.63)       (.62)       (.64)
Distributions from net realized gain                    --       (1.06)      (1.14)       (.40)       (.87)
                                                    -------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.56)      (1.70)      (1.77)      (1.02)      (1.51)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $12.76      $13.84      $16.35      $14.84      $15.32
                                                    =======================================================

-----------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value/2/                  (3.72)%    (5.30)%      22.74%       3.58%      18.19%

-----------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)          $144,612    $181,521    $234,023    $263,716    $297,292
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $160,919    $213,617    $235,419    $288,953    $285,621
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment income                                 3.04%       3.90%       4.06%       4.02%       4.05%
Expenses                                              1.45%       1.42%       1.45%       1.43%/4/    1.46%/4/
Expenses, net of interest expense/5/                   N/A         N/A         N/A        1.43%/4/    1.46%/4/
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 69%        127%         95%         90%         79%

1. Per share information has been determined based on average shares outstanding for the period.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.


                 27 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS Continued


                                                               Period Ended
Class N                                                   December 31, 2001/1/
-------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period                                   $13.68
-------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                     .42
Net realized and unrealized gain (loss)                                  (.84)
                                                                       --------
Total income (loss) from investment operations                           (.42)
-------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                     (.50)
Distributions from net realized gain                                       --
                                                                       --------
Total dividends and/or distributions to shareholders                     (.50)
-------------------------------------------------------------------------------
Net asset value, end of period                                         $12.76
                                                                       ========

-------------------------------------------------------------------------------
Total Return, at Net Asset Value/2/                                     (3.02)%

-------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)                               $   36
-------------------------------------------------------------------------------
Average net assets (in thousands)                                      $   10
-------------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment income                                                    5.45%
Expenses                                                                 1.22%
-------------------------------------------------------------------------------
Portfolio turnover rate                                                    69%

1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.


                 28 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. Significant Accounting Policies

Oppenheimer Convertible Securities Fund (the Fund), a portfolio of the Bond Fund Series, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

     The Fund offers Class A, Class B, Class C, Class M and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class M shares are sold with a reduced front-end sales charge. Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C, M and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of 60 days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Structured Notes. The Fund invests in structured notes whose market values and redemption prices are linked to the market value of specific securities. The structured notes are leveraged, which increases the Fund's exposure to changes in prices of the underlying securities and increases the volatility of each note's market value relative to the change in the underlying security prices. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2001, the market value of these securities comprised 1.4% of the Fund's net assets, and resulted in unrealized losses in the current period of $1,265,174.

                 29 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Continued


================================================================================
1. Significant Accounting Policies Continued

Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

     As of December 31, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

            Expiring
            --------------------------
            2009           $63,029,287

As of December 31, 2001, the Fund had approximately $6,832,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2010.

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended December 31, 2001, the Fund's projected benefit obligations were decreased by $16,036 and payments of $1,779 were made to retired trustees, resulting in an accumulated liability of $81,781 as of December 31, 2001.

     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

                 30 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

   The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2001, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $2,688,066. Accumulated net realized loss on investments was increased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. The Fund elected to begin amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                 31 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Continued


--------------------------------------------------------------------------------
 2.Shares of Beneficial Interest

 The Fund has authorized an unlimited number of no par shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                      Year Ended December 31, 2001/1/                Year Ended December 31,2000
                                       Shares                 Amount                 Shares                 Amount
-------------------------------------------------------------------------------------------------------------------
Class A

Sold                                5,335,346           $ 70,645,351              4,492,999           $ 73,262,578
Dividends and/or
distributions reinvested              592,940              7,659,326              1,408,059             20,695,775
Redeemed                           (6,468,789)           (85,395,013)            (4,163,564)           (67,523,539)
                                  ---------------------------------------------------------------------------------
Net increase (decrease)              (540,503)          $ (7,090,336)             1,737,494           $ 26,434,814
                                  =================================================================================

-------------------------------------------------------------------------------------------------------------------
Class B

Sold                                1,836,929           $ 24,546,682              3,623,198           $ 58,332,510
Dividends and/or
distributions reinvested              645,437              8,359,820              1,924,353             28,274,254
Redeemed                           (6,998,202)           (92,576,224)            (4,927,958)           (80,270,406)
                                  ---------------------------------------------------------------------------------
Net increase (decrease)            (4,515,836)          $(59,669,722)               619,593           $  6,336,358
                                  =================================================================================

-------------------------------------------------------------------------------------------------------------------
Class C

Sold                                  953,193           $ 12,743,441              1,661,971           $ 26,864,444
Dividends and/or
distributions reinvested              167,797              2,167,180                457,164              6,682,931
Redeemed                           (1,711,747)           (22,400,686)            (1,275,551)           (20,748,187)
                                  ---------------------------------------------------------------------------------
Net increase (decrease)              (590,757)          $ (7,490,065)               843,584           $ 12,799,188
                                  =================================================================================

--------------------------------------------------------------------------------------------------------------------
Class M

Sold                                  200,443           $  2,659,283                434,338           $  6,754,353
Dividends and/or
distributions reinvested              339,715              4,388,937                987,040             14,529,335
Redeemed                           (2,317,734)           (30,922,272)            (2,620,442)           (42,910,512)
                                  ---------------------------------------------------------------------------------
Net increase (decrease)            (1,777,576)          $(23,874,052)            (1,199,064)          $(21,626,824)
                                  =================================================================================

--------------------------------------------------------------------------------------------------------------------
Class N

Sold                                    2,808           $     35,921                   --                   $   --
Dividends and/or
distributions reinvested                   50                    648                   --                       --
Redeemed                                   (1)                   (13)                  --                       --
                                  ---------------------------------------------------------------------------------
Net increase (decrease)                 2,857           $     36,556                   --                   $   --
                                  =================================================================================

1. For the year ended December 31, 2001, for Class A, B, C and M shares and for the period from March 1, 2001 (inception of Offering) to December 31, 2001, for Class N shares.

                 32 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2001, were $492,248,391 and $607,434,169, respectively.

As of December 31, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $719,356,743 was:

     Gross unrealized appreciation                    $ 38,200,688
     Gross unrealized depreciation                     (64,199,736)
                                                     -------------
     Net unrealized appreciation (depreciation)       $(25,999,048)
                                                     =============

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.625% of the first $50 million of average net assets of the Fund, 0.50% of the next $250 million and 0.4375% of average annual net assets over $300 million. The Fund's management fee for the year ended December 31, 2001, was an annualized rate of 0.47%.

--------------------------------------------------------------------------------
Accounting Fees. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

                 33 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Continued


--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued
     The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


                                  Aggregate         Aggregate           Class A            Class M
                                  Front-End         Front-End         Front-End          Front-End
                              Sales Charges     Sales Charges     Sales Charges      Sales Charges
                                 on Class A        on Class M       Retained by           Retained
Year Ended                           Shares            Shares       Distributor     by Distributor
--------------------------------------------------------------------------------------------------
December 31, 2001                  $342,426           $48,900           $89,216             $6,024

                                Concessions       Concessions      Concessions       Concessions
                                 on Class A        on Class B       on Class C        on Class N
                                     Shares            Shares           Shares            Shares
                                Advanced by       Advanced by      Advanced by       Advanced by
Year Ended                      Distributor/1/    Distributor/1/   Distributor/1/    Distributor/1/
--------------------------------------------------------------------------------------------------
December 31, 2001                   $43,302          $625,374          $82,640              $123


1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C, Class M and Class N shares from its own resources at the time of sale.

                                    Class A           Class B           Class C          Class M          Class N
                                 Contingent        Contingent        Contingent       Contingent       Contingent
                             Deferred Sales    Deferred Sales    Deferred Sales   Deferred Sales   Deferred Sales
                           Charges Retained  Charges Retained  Charges Retained  Charge Retained  Charge Retained
Year Ended                   by Distributor    by Distributor    by Distributor   by Distributor   by Distributor
-----------------------------------------------------------------------------------------------------------------
December 31, 2001                   $11,865          $742,690           $13,957              $89              $--

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C, Class M and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the year ended December 31, 2001, payments under the Class A plan totaled $475,667, all of which were paid by the Distributor to recipients, and included $40,296 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
Class B, Class C, Class M and Class N Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The Class M Plan allows the Distributor to be reimbursed for its services and costs in distributing Class M shares and servicing accounts.

                 34 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

     The Distributor retains the asset-based sales charge on Class B and Class M shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
     The Distributor's actual expenses in selling Class B, Class C, Class M and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the year ended December 31, 2001, were as follows:


                                                                       Distributor's         Aggregate
                                                                           Aggregate      Unreimbursed
                                                                        Unreimbursed     Expenses as %
                                Total Payments     Amount Retained          Expenses     of Net Assets
                                    Under Plan      by Distributor        Under Plan          of Class
-------------------------------------------------------------------------------------------------------
Class B Plan                       $ 3,310,457         $ 2,549,143       $ 5,402,314              1.88%
Class C Plan                           858,137             157,535         1,633,614              2.13
Class M Plan                         1,185,611             414,596                --                --
Class N Plan                                40                  40               241              0.66

--------------------------------------------------------------------------------
5. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
     The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
     Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

                 35 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Continued

--------------------------------------------------------------------------------
5. Option Activity Continued

     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
     Written option activity for the year ended December 31, 2001 was as follows:

                                                                              Call Options
                                                     --------------------------------------
                                                      Number of                  Amount of
                                                      Contracts                   Premiums
-------------------------------------------------------------------------------------------
Options outstanding as of December 31, 2000                  --                $        --
Options written                                           3,600                  1,941,135
Options closed or expired                                (3,600)                (1,941,135)
                                                     --------------------------------------
Options outstanding as of December 31, 2001                  --                $        --
                                                     ======================================

--------------------------------------------------------------------------------
 6. Illiquid or Restricted Securities

As of December 31, 2001, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2001 was $19,672,034, which represents 2.83% of the Fund's net assets, of which $103,249 is considered restricted. Information concerning restricted securities is as follows:

                                                                                                           Unrealized
                                                    Acquisition                    Valuation as of       Appreciation
Security                                                  Dates         Cost     December 31, 2001     (Depreciation)
---------------------------------------------------------------------------------------------------------------------
Stocks and/or Warrants
Danskin, Inc. Restricted Common Shares                  8/14/95     $528,136               $72,544         $(455,592)
---------------------------------------------------------------------------------------------------------------------
Danskin, Inc. Wts., Exp. 10/8/04                        8/14/95           --                14,712            14,712
---------------------------------------------------------------------------------------------------------------------
Portion of Danskin, Inc.
Promissory Nt. to be used to
purchase 53,309 shares of restricted
common stock in rights offering                         8/14/95       15,993                15,993                --

                 36 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
7. Bank Borrowings
The Fund may borrow up to a certain percentage of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $250 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
   The Fund had no borrowings outstanding for the year ended or at December 31, 2001.

                 37 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

INDEPENDENT AUDITORS' REPORT


--------------------------------------------------------------------------------
The Board of Trustees and Shareholders of
Oppenheimer Convertible Securities Fund:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Convertible Securities Fund, including the statement of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended December 31, 1999, were audited by other auditors whose report dated January 24, 2000, expressed an unqualified opinion on this information.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Convertible Securities Fund as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP

Denver, Colorado
January 23, 2002

                 38 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FEDERAL INCOME TAX INFORMATION Unaudited


--------------------------------------------------------------------------------
In early 2002 shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

     Dividends paid by the Fund during the fiscal year ended December 31, 2001 which are not designated as capital gain distributions should be multiplied by 33.95% to arrive at the amount eligible for the corporate dividend-received deduction.

     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

                   39 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

OFFICERS AND TRUSTEES


--------------------------------------------------------------------------------
                           Thomas W. Courtney, Chairman of the Board of Trustees
                           John V. Murphy, President
                           John Cannon, Trustee
                           Paul Y. Clinton, Trustee
                           Robert G. Galli, Trustee
                           Lacy B. Herrmann, Trustee
                           Brian Wruble, Trustee
                           Edward Everett, Vice President
                           Robert G. Zack, Secretary
                           Brian W. Wixted, Treasurer
                           Robert J. Bishop, Assistant Treasurer
                           Adele A. Campbell, Assistant Treasurer
                           Scott T. Farrar, Assistant Treasurer
                           Katherine P. Feld, Assistant Secretary
                           Kathleen T. Ives, Assistant Secretary
                           Denis R. Molleur, Assistant Secretary
--------------------------------------------------------------------------------
Name, Address/1/, Age,
Position(s) Held with
Fund and Length            Principal Occupation(s) During Past Five Years
of Time Served/2/          and Other Trusteeships Held by Trustee
--------------------------------------------------------------------------------
Thomas W. Courtney,        Principal of Courtney Associates, Inc. (venture
Age: 68                    capital firm); former General Partner of Trivest
Chairman of the Board      Venture Fund (private venture capital fund); former
of Trustees and Trustee    President of Investment Counseling Federated
(since 1995)               Investors, Inc.; Trustee of Cash Assets Trust
                           (money market fund); Director of OCC Cash
                           Reserves, Inc., and Trustee of OCC Accumulation
                           Trust, both of which are open-end investment companies; Trustee of Hawaiian Tax-Free Trust and Tax Free Trust of Arizona, tax-exempt bond funds; former Director of Financial Analysts
                           Federation.

John Cannon, Age: 71       Director, Neuberger Berman Income Managers
Trustee                    Trust, Neuberger & Berman Income Funds and
(since 1995)               Neuberger Berman Trust (1995-present); Neuberger
                           Berman Equity Funds (November 2000-present); Trustee,
                           Neuberger Berman Mutual Funds (October 1994-present).
                           Formerly Chairman and Treasurer, CDC Associates, a registered investment adviser (December 1993-February
                           1996); Independent Consultant; Chief Investment
                           Officer, CDC Associates (1996-June 2000); Consultant and Director, CDC Associates (December 1993-February
                           1999).

Paul Y. Clinton, Age: 70   Principal of Clinton Management Associates, a
Trustee                    financial and venture capital consulting firm;
(since 1995)               Trustee of Capital Cash Management Trust, a
                           money-market fund and Narragansett Tax-Free
                           Fund, a tax-exempt bond fund; Director of OCC
                           Cash Reserves, Inc. and Trustee of OCC
                           Accumulation Trust, both of which are open-end investment companies. Formerly Director,
                           External Affairs, Kravco Corporation, a national real estate owner and property management corporation; President of Essex Management
                           Corporation, a management consulting company; a general partner of Capital Growth Fund, a venture capital partnership; a general partner of Essex Limited Partnership, an investment partnership; President of Geneve Corp., a venture capital fund; Chairman of Woodland
                           Capital Corp., a small business investment company; and Vice President of W.R. Grace & Co.

                 40 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Robert G. Galli, Age: 68        A Trustee or Director of other Oppenheimer
Trustee                         funds. Formerly Vice Chairman (October
(since 1998)                    1995-December 1997) of the Manager.

Lacy B. Herrmann, Age: 72       Chairman and Chief Executive Officer of Aquila
Trustee                         Management Corporation, the sponsoring
(since 1995)                    organization and manager, administrator and/or
                                subadvisor to the following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves
                                Trust, Aquila-Cascadia Equity Fund, Pacific
                                Capital Cash Assets Trust, Pacific Capital U.S.
                                Treasuries Cash Assets Trust, Pacific Capital
                                Tax-Free Cash Assets Trust, Prime Cash Fund,
                                Narragansett Insured Tax-Free Income Fund,
                                Tax-Free Fund For Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund of Colorado, Tax-Free
                                Trust of Oregon, Tax-Free Trust of Arizona,
                                Hawaiian Tax-Free Trust, and Aquila Rocky
                                Mountain Equity Fund; Vice President, Director,
                                Secretary, and formerly Treasurer of Aquila
                                Distributors, Inc., distributor of the above funds; President and Chairman of the Board of Trustees of Capital Cash Management Trust
                                ("CCMT"), and an Officer and Trustee/Director of its predecessors; President and Director of STCM
                                Management Company, Inc., sponsor and advisor to CCMT; Chairman, President and a Director of
                                InCap Management Corporation, formerly
                                subadvisor and administrator of Prime Cash Fund and Short Term Asset Reserves; Director of OCC
                                Cash Reserves, Inc., and Trustee of OCC
                                Accumulation Trust, both of which are open-end investment companies; Trustee Emeritus of Brown
                                University.

Brian Wruble, Age: 58           Special Limited Partner (since January 1999) of
Trustee                         Odyssey Investment Partners, LLC (private equity
(since 2001)                    investment); General Partner (since September
                                1996) of Odyssey Partners, L.P. (hedge fund in distribution since 1/1/97); Director (since May
                                2000) of Ray & Berendston, Inc. (executive search); Board of Incorporators (since August
                                1990) The Jackson Laboratory; Trustee (since May
                                1992) of Institute for Advanced Study
                                (educational institute); Trustee (since May
                                2000) of Research Foundation of AIMR (investment research); Governor, Jerome Levy Economics
                                Institute of Bard College (August 1990-September
                                2001) (economics research).

                 41 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

OFFICERS AND TRUSTEES Continued

--------------------------------------------------------------------------------
Name, Address,/1/ Age,
Position(s) Held with
Fund and Length                 Principal Occupation(s) During Past Five Years
of Time Served/2/               and Other Trusteeships Held by Trustee
--------------------------------------------------------------------------------
John V. Murphy,/3/ Age:         Chairman, Chief Executive Officer and Director
52                              (since June 2001) and President (since September
President                       2000) of OppenheimerFunds, Inc. (the "Manager");
(since 2001)                    President and a trustee of other Oppenheimer
                                funds; President and a director (since July
                                2001) of Oppenheimer Acquisition Corp., the
                                Manager's parent holding company, and of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager;
                                Director (since November 2001) of
                                OppenheimerFunds Distributor, Inc., a subsidiary of the Manager; Chairman and a director (since
                                July 2001) of Shareholder Services, Inc. and of
                                Shareholder Financial Services, Inc., transfer agent subsidiaries of the Manager; President and a director (since July 2001) of OppenheimerFunds
                                Legacy Program, a charitable trust program established by the Manager; a director of the following investment advisory subsidiaries of the Manager: OAM Institutional, Inc. and
                                Centennial Asset Management Corporation (since
                                November 2001), HarbourView Asset Management
                                Corporation and OFI Private Investments Inc.
                                (since July 2002); President (since November 1,
                                2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc., an investment advisor subsidiary of the Manager; a director (since November 2001) of Trinity
                                Investment Management Corp. and Tremont
                                Advisers, Inc., investment advisory affiliates of the Manager; Executive Vice President (since
                                February 1997) of Massachusetts Mutual Life
                                Insurance Company, the Manager's parent company;
                                a director (since June 1995) of DBL Acquisition
                                Corporation. Formerly Chief Operating Officer
                                (September 2000-June 2001) of the Manager;
                                President and Trustee (November 1999-November
                                2001) of MML Series Investment Fund and
                                MassMutual Institutional Funds, open-end invest-ment companies; a director (September
                                1999-August 2000) of C.M. Life Insurance
                                Company; President, Chief Executive Officer and
                                Director (September 1999-August 2000) of MML Bay
                                State Life Insurance Company; a director (June
                                1989-June 1998) of Emerald Isle Bancorp and
                                Hibernia Savings Bank, wholly owned subsidiary of Emerald Isle Bancorp; Executive Vice
                                President, Director and Chief Operating Officer
                                (June 1995-January 1997) of David L. Babson &
                                Co., Inc., an investment advisor; Chief
                                Operating Officer (March 1993-December 1996) of
                                Concert Capital Management, Inc., an investment advisor.

Edward Everett, Age: 35         Vice President of the Manager (since January
Vice President                  2000); formerly Assistant Vice President of the
(since 1995)                    Manager (January 1996-January 2000); Portfolio
                                Manager at Fielding Management Company (July
                                1993-January 1996).

Robert G. Zack, Age: 53         Senior Vice President (since May 1985) and
Secretary                       Acting General Counsel (since November 2001) of
(since 2001)                    the Manager; General Counsel and a director
                                (since November 2001) of OppenheimerFunds
                                Distributor, Inc.; Senior Vice President and
                                General Counsel (since November 2001) of
                                HarbourView Asset Management Corporation; Vice
                                President and a director of Oppenheimer
                                Partnership Holdings, Inc. (since November
                                2001); Senior Vice President, General Counsel and a director of Shareholder Services, Inc., Shareholder Financial Services, Inc., OFI
                                Private Investments Inc., Oppenheimer Trust
                                Company and OAM Institutional, Inc. (since
                                November 2001); General Counsel of Centennial
                                Asset Management Corporation (since November
                                2001); a director of Oppenheimer Real Asset
                                Management, Inc. (since November 2001);
                                Assistant Secretary and a director (since
                                November 2001) of OppenheimerFunds International
                                Ltd.; Vice President (since November 2001) of
                                OppenheimerFunds Legacy Program; Secretary
                                (since November 2001) of Oppenheimer Acquisition
                                Corp.; an officer of other Oppenheimer funds;
                                formerly Associate General Counsel of the Manager (May 1981-October 2001);

                 42 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                Assistant Secretary of Shareholder Services,
                                Inc. (May 1985-November 2001), Shareholder
                                Financial Services, Inc. (November 1989-November
                                2001), OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (October 1997-November 2001).

Brian W. Wixted, Age: 42        Senior Vice President and Treasurer (since March
Treasurer                       1999) of the Manager; Treasurer (since March
(since 1999)                    1999) of HarbourView Asset Management
                                Corporation, Shareholder Services, Inc.,
                                Oppenheimer Real Asset Management Corporation,
                                Shareholder Financial Services, Inc. and
                                Oppenheimer Partnership Holdings, Inc., of OFI
                                Private Investments Inc. (since March 2000) and of OppenheimerFunds International Ltd. and
                                Oppenheimer Millennium Funds plc (since May
                                2000); Treasurer and Chief Financial Officer
                                (since May 2000) of Oppenheimer Trust Company;
                                Assistant Treasurer (since March 1999) of
                                Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers Trust
                                Company--Mutual Fund Services Division (March
                                1995-March 1999).

Robert J. Bishop, Age: 43       Vice President of the Manager/Mutual Fund
Assistant Treasurer             Accounting (since May 1996); an officer of other
(since 1996                     Oppenheimer funds; formerly an assistant vice
                                president of the Manager/Mutual Fund
                                Accounting (April 1994-May 1996) and a fund controller of the Manager.

Adele A. Campbell, Age: 38      Assistant Vice President of the Manager
Assistant Treasurer             (1996-present); Formerly Assistant Vice
(since 1996)                    President of Rochester Fund Services, Inc.
                                (1994-1996).

Scott T. Farrar, Age: 36        Vice President of the Manager/Mutual Fund
Assistant Treasurer             Accounting (since May 1996); Assistant Treasurer
(since 1996)                    of Oppenheimer Millennium Funds plc (since
                                October 1997); an officer of other Oppenheimer funds; formerly an assistant vice president of the Manager/Mutual Fund Accounting (April
                                1994-May 1996), and a fund controller of the Manager.

Katherine P. Feld, Age: 43      Vice President and Senior Counsel of the Manager
Assistant Secretary             (since July 1999); Vice President of
(since 2001)                    OppenheimerFunds Distributor, Inc. (since June
                                1990); a director (since June 1999) of
                                Centennial Asset Management Corporation; an officer of other Oppenheimer funds; formerly a vice president and associate counsel of the Manager (June 1990-July 1999).

Kathleen T. Ives, Age: 36       Vice President and Assistant Counsel of the
Assistant Secretary             Manager (since June 1998); Vice President of
(since 2001)                    OppenheimerFunds Distributor, Inc.; Vice
                                President and Assistant Secretary of Shareholder
                                Services, Inc.; Assistant Secretary (since
                                December 2001) of OppenheimerFunds Legacy
                                Program; an officer of other Oppenheimer funds;
                                formerly an assistant vice president and assistant counsel of the Manager (August
                                1997-June 1998) and assistant counsel of the Manager (August 1994-August 1997).

Denis R. Molleur, Age: 44       Vice President and Senior Counsel of the Manager
Assistant Secretary             (since July 1999); an officer of other
(since 2001)                    Oppenheimer funds; formerly a vice president and
                                associate counsel of the Manager (September
                                1991-July 1999).

The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.

Each Trustee is also a Trustee or Director of 10 other portfolios in the Oppenheimer fund complex, except as follows: Mr. Cannon (3 other portfolios), Mr. Galli (41 other portfolios).

1. The address of each Officer and Trustee is 6803 S.Tucson Way, Englewood, CO 80112-3924, except as follows. The address for the following officers is 498 Seventh Avenue, New York, NY 10018: Messrs. Murphy, Everett, Zack and Molleur, and Ms. Feld; except Ms. Campbell whose address is 350 Linden Oaks, Rochester, NY 14625.
2. Each Officer and Trustee serves for an indefinite term, until his or her resignation, death or removal.
3. John V. Murphy is an "interested person" of the Fund (as defined in the Investment Company Act of 1940), by virtue of his positions as an officer and director of the Fund's Manager, and as a shareholder of its parent company.

                 43 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

OPPENHEIMER CONVERTIBLE SECURITIES FUND


A Series of Bond Fund Series

--------------------------------------------------------------------------------
Investment Advisor         OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
Distributor                OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
Transfer and Shareholder   OppenheimerFunds Services
Servicing Agent

--------------------------------------------------------------------------------
Custodian of               The Bank of New York
Portfolio Securities

--------------------------------------------------------------------------------
Independent Auditors       KPMG LLP

--------------------------------------------------------------------------------
Legal Counsel              Mayer, Brown & Platt

        Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc. 498 Seventh Avenue, New York, NY 10018
        (C) Copyright 2002 OppenheimerFunds, Inc. All rights reserved.

                   44 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

INFORMATION AND SERVICES

                        As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance.1 So call us today, or visit our website--we're here to help.

                        Internet

                        24-hr access to account information and transactions/2/ www.oppenheimerfunds.com
                        --------------------------------------------------------
                        General Information
                        Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
                        1.800.525.7048
                        --------------------------------------------------------
                        Telephone Transactions
                        Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
                        1.800.852.8457
                        --------------------------------------------------------
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                        24-hr automated information and automated transactions
                        1.800.CALL OPP (1.800.225.5677)
                        --------------------------------------------------------
                        Telecommunications Device for the Deaf (TDD)
                        Mon-Fri 9am-6:30pm ET 1.800.843.4461
                        --------------------------------------------------------
                        Transfer and Shareholder Servicing Agent
                        OppenheimerFunds Services
                        P.O. Box 5270, Denver, CO 80217-5270
                        --------------------------------------------------------
                        eDocs Direct
                        Receive shareholder reports and prospectus notifications for your funds via email. Sign up at www.oppenheimerfunds.com
                        --------------------------------------------------------
                        Ticker Symbols Class A: RCVAX Class B: RCVBX Class C:
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                        1. Automatic investment plans do not assure profit or
                        protect against losses in declining markets.
                        2. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.

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